Computation of Net Income Loss Per Share Basic and Diluted (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Numerator
Net income (loss) from continuing operations	$ (34,258)	$ 2,755	$ (3,515)
Dividends paid to participating securities	(657)	(259)	(199)
Dividends paid to participating securities	(657)	(259)	(199)
Numerator
Net income (loss) from continuing operations	(34,258)	2,755	(3,515)
Dividends paid to participating securities	(657)	(259)	(199)
Dividends paid to participating securities	(657)	(259)	(199)
Class A
Numerator
Net income (loss) from continuing operations	(9,900)	744	(1,212)
Net income (loss) from continuing operations applicable to common stockholders	(9,900)	744	(1,212)
Net income (loss) from continuing operations	(9,900)	745	(1,212)
Net income (loss) from continuing operations applicable to common stockholders	(9,900)	745	(1,212)
Discontinued operations, net of tax	(264)	55	154
Net income (loss) applicable to common stockholders	(10,164)	799	(1,058)
Denominator
Weighted average number of shares outstanding used to calculate basic net income (loss) per share	9,574	9,928	10,661
Basic net income (loss) per share
Net income (loss) from continuing operations applicable to common stockholders	$ (1.03)	$ 0.07	$ (0.11)
Discontinued operations, net of tax	$ (0.03)	$ 0.01	$ 0.01
Basic net income (loss) per share applicable to common stockholders	$ (1.06)	$ 0.08	$ (0.10)
Numerator
Net income (loss) from continuing operations	(9,900)	744	(1,212)
Net income (loss) from continuing operations applicable to common stockholders	(9,900)	744	(1,212)
Net income (loss) from continuing operations	(9,900)	745	(1,212)
Net income (loss) from continuing operations applicable to common stockholders	(9,900)	745	(1,212)
Discontinued operations, net of tax	264	54	154
Diluted discontinued operations, net of tax	(264)	54	154
Net income (loss) applicable to common stockholders	(10,164)	799	(1,058)
Weighted average number of shares outstanding used to calculate basic net income (loss) per share	9,574	9,928	10,661
Weighted average number of shares outstanding used to calculate diluted net income (loss) per share	9,574	9,928	10,661
Diluted net income (loss) per share:
Net income (loss) from continuing operations applicable to common stockholders	$ (1.03)	$ 0.07	$ (0.11)
Discontinued operations, net of tax	$ (0.03)	$ 0.01	$ 0.01
Diluted net income (loss) per share applicable to common stockholders	$ (1.06)	$ 0.08	$ (0.10)
Class B
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Reallocation of discontinued operations for Class A shares as a result of conversion of Class A to Class B share	(9,900)	745	(1,212)
Numerator
Net income (loss) from continuing operations	(24,358)	2,011	(2,303)
Dividends paid to participating securities	(657)	(259)	(199)
Net income (loss) from continuing operations applicable to common stockholders	(25,015)	1,752	(2,502)
Net income (loss) from continuing operations	(24,358)	2,010	(2,303)
Dividends paid to participating securities	(657)	(259)	(199)
Reallocation of net income (loss) for Class A shares as a result of conversion of Class A to Class B shares	(9,900)	745	(1,212)
Net income (loss) from continuing operations applicable to common stockholders	(34,915)	2,496	(3,714)
Discontinued operations, net of tax	(674)	149	318
Net income (loss) applicable to common stockholders	(25,689)	1,901	(2,184)
Denominator
Weighted average number of shares outstanding used to calculate basic net income (loss) per share	24,412	23,358	21,993
Basic net income (loss) per share
Net income (loss) from continuing operations applicable to common stockholders	$ (1.02)	$ 0.07	$ (0.11)
Discontinued operations, net of tax	$ (0.03)	$ 0.01	$ 0.01
Basic net income (loss) per share applicable to common stockholders	$ (1.05)	$ 0.08	$ (0.10)
Numerator
Net income (loss) from continuing operations	(24,358)	2,011	(2,303)
Dividends paid to participating securities	(657)	(259)	(199)
Net income (loss) from continuing operations applicable to common stockholders	(25,015)	1,752	(2,502)
Net income (loss) from continuing operations	(24,358)	2,010	(2,303)
Dividends paid to participating securities	(657)	(259)	(199)
Reallocation of net income (loss) for Class A shares as a result of conversion of Class A to Class B shares	(9,900)	745	(1,212)
Net income (loss) from continuing operations applicable to common stockholders	(34,915)	2,496	(3,714)
Discontinued operations, net of tax	(674)	150	318
Diluted discontinued operations, net of tax	(938)	204	472
Net income (loss) applicable to common stockholders	(35,853)	2,700	(3,242)
Weighted average number of shares outstanding used to calculate basic net income (loss) per share	24,412	23,358	21,993
Weighted average stock options and common shares subject to repurchase or cancellation		2,032
Conversion of Class A to Class B common shares outstanding	9,574	9,928	10,661
Weighted average number of shares outstanding used to calculate diluted net income (loss) per share	33,986	35,318	32,654
Diluted net income (loss) per share:
Net income (loss) from continuing operations applicable to common stockholders	$ (1.02)	$ 0.07	$ (0.11)
Discontinued operations, net of tax	$ (0.03)	$ 0.01	$ 0.01
Diluted net income (loss) per share applicable to common stockholders	$ (1.05)	$ 0.08	$ (0.10)
Class B | Discontinued Operations
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Reallocation of discontinued operations for Class A shares as a result of conversion of Class A to Class B share	(264)	54	154
Numerator
Reallocation of net income (loss) for Class A shares as a result of conversion of Class A to Class B shares	(264)	54	154
Numerator
Reallocation of net income (loss) for Class A shares as a result of conversion of Class A to Class B shares	$ (264)	$ 54	$ 154